Organization and Business Description (Details) - Schedule of Balance Sheet of the UFG Entities - Variable Interest Entity [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet of the UFG Entities [Abstract]
Current assets	$ 8,637,907	$ 7,123,635
Non-current assets	4,765,561	4,078,979
Total assets	13,403,468	11,202,614
Current liabilities	7,730,323	5,858,647
Non-current liabilities	1,655,365	1,448,744
Total liabilities	$ 9,385,688	$ 7,307,391